Note 10 - Deposits (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 167	$ 196
Interest-bearing Domestic Deposit, Brokered	$ 17.6	$ 16.1